Business, Acquisition of Assets and Basis of Presentation (Tables)	12 Months Ended
Jun. 30, 2015
Accounting Policies [Abstract]
Company's Allocation on Consideration Transferred for ProstaScint

The Company’s allocation on consideration transferred for ProstaScint as of the purchase date May 20, 2015 is as follows:

Estimated Fair Value

Tangible assets	$727,000

Intangible assets	1,590,000

Goodwill	74,000

Total assets acquired	$2,391,000

Unaudited Pro-forma Information

Pro Forma Information

The unaudited pro-forma results presented below include the effects of the ProstaScint acquisition as if it has been consummated as of July 1, 2013, with adjustments to give effect to pro forma events that are directly attributable to the acquisition which includes adjustments related to the amortization of acquired intangible assets. The unaudited pro forma results do not reflect any operating efficiency or potential cost savings which may result from the consolidation of ProstaScint. Accordingly, these unaudited pro forma results are presented for informational purposes only and are not necessarily indicative of what the actual results of operation of the combined company would have been if the acquisition had occurred at the beginning of the period presented nor are they indicative of future results of operations and are not necessarily indicative of either future results of operations or results that might have been achieved had the acquisition been consummated as of July 1, 2013.

	Years ended June 30,
	2015	2014

Total revenue	$1,371,106	$1,736,139

Expenses
Cost of sales - ProstaScint	1,818,690	2,054,786
Research and development	3,065,626	3,933,619
Research and development - related party (Note 8)	156,988	125,587
General and administrative	4,417,884	2,388,665
Amortization and impairment of intangible assets	131,989	100,000

Loss from operations	(8,220,071)	(6,866,518)

Interest (expense) income	(114,994)	(45,553)

Net loss, before income tax	(8,335,065)	(6,912,071)
Deferred income tax benefit	23,910	813,697

Net loss	$(8,311,155)	$(6,098,374)